Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Interest And Finance Costs
Schedule of Interest and Finance Costs

The amounts in the accompanying Consolidated Statements of Comprehensive Income are analyzed as follows:

	Year ended December 31,
	2022	2023	2024
Interest on long-term debt (Note 8)	$3,698	$5,483	$6,259
Interest on promissory note (Note 3)	450	69	—
Amortization of financing costs	303	247	238
Financing fees and charges	(10)	36	32
Total	$4,441	$5,835	$6,529